Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000161620
Shareholder Report [Line Items]
Fund Name	Counterpoint Tactical Equity Fund
Class Name	Class A
Trading Symbol	CPAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Counterpoint Tactical Equity Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.
Additional Information Phone Number	1-844-273-8637
Additional Information Website	https://counterpointfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$184	1.71%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.71%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Nov. 30, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 500,334,903
Holdings Count | Holding	317
Advisory Fees Paid, Amount	$ 4,288,958
InvestmentCompanyPortfolioTurnover	236.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$500,334,903
Number of Portfolio Holdings	317
Advisory Fee (net of waivers)	$4,288,958
Portfolio Turnover	236%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	31.8%
Exchange-Traded Funds	24.4%
Money Market Funds	26.0%
U.S. Government & Agencies	17.8%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	11.8%
Real Estate	0.4%
Utilities	0.6%
Collateral for Securities Loaned	1.1%
Consumer Staples	1.4%
Communications	1.5%
Health Care	1.9%
Materials	2.0%
Financials	2.3%
Energy	2.3%
Consumer Discretionary	3.8%
Industrials	4.6%
Technology	7.2%
U.S. Government & Agencies	15.7%
Equity	21.5%
Money Market	21.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Treasury Portfolio, Class I	21.9%
iShares Core S&P 500 ETF	11.3%
Counterpoint Quantitative Equity ETF	10.3%
United States Treasury Bill, 3.940%, 12/11/25	9.9%
United States Treasury Bill, 3.660%, 09/03/26	5.8%
SPDR S&P 500 ETF Trust Total Return Swap, 06/02/28	1.9%
JP Morgan International Long/Short Index Basket Swap 3, 08/12/26	1.6%
JP Morgan International Long/Short Index Basket Swap 2, 08/12/26	1.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	0.8%
JP Morgan International Long/Short Index Basket Swap, 08/24/26	0.4%

C000161621
Shareholder Report [Line Items]
Fund Name	Counterpoint Tactical Equity Fund
Class Name	Class C
Trading Symbol	CPCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Counterpoint Tactical Equity Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.
Additional Information Phone Number	1-844-273-8637
Additional Information Website	https://counterpointfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$264	2.46%

Expenses Paid, Amount	$ 264
Expense Ratio, Percent	2.46%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Nov. 30, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 500,334,903
Holdings Count | Holding	317
Advisory Fees Paid, Amount	$ 4,288,958
InvestmentCompanyPortfolioTurnover	236.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$500,334,903
Number of Portfolio Holdings	317
Advisory Fee (net of waivers)	$4,288,958
Portfolio Turnover	236%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	31.8%
Exchange-Traded Funds	24.4%
Money Market Funds	26.0%
U.S. Government & Agencies	17.8%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	11.8%
Real Estate	0.4%
Utilities	0.6%
Collateral for Securities Loaned	1.1%
Consumer Staples	1.4%
Communications	1.5%
Health Care	1.9%
Materials	2.0%
Financials	2.3%
Energy	2.3%
Consumer Discretionary	3.8%
Industrials	4.6%
Technology	7.2%
U.S. Government & Agencies	15.7%
Equity	21.5%
Money Market	21.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Treasury Portfolio, Class I	21.9%
iShares Core S&P 500 ETF	11.3%
Counterpoint Quantitative Equity ETF	10.3%
United States Treasury Bill, 3.940%, 12/11/25	9.9%
United States Treasury Bill, 3.660%, 09/03/26	5.8%
SPDR S&P 500 ETF Trust Total Return Swap, 06/02/28	1.9%
JP Morgan International Long/Short Index Basket Swap 3, 08/12/26	1.6%
JP Morgan International Long/Short Index Basket Swap 2, 08/12/26	1.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	0.8%
JP Morgan International Long/Short Index Basket Swap, 08/24/26	0.4%

C000161622
Shareholder Report [Line Items]
Fund Name	Counterpoint Tactical Equity Fund
Class Name	Class I
Trading Symbol	CPIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Counterpoint Tactical Equity Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.
Additional Information Phone Number	1-844-273-8637
Additional Information Website	https://counterpointfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$158	1.46%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.46%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Nov. 30, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 500,334,903
Holdings Count | Holding	317
Advisory Fees Paid, Amount	$ 4,288,958
InvestmentCompanyPortfolioTurnover	236.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$500,334,903
Number of Portfolio Holdings	317
Advisory Fee (net of waivers)	$4,288,958
Portfolio Turnover	236%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	31.8%
Exchange-Traded Funds	24.4%
Money Market Funds	26.0%
U.S. Government & Agencies	17.8%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	11.8%
Real Estate	0.4%
Utilities	0.6%
Collateral for Securities Loaned	1.1%
Consumer Staples	1.4%
Communications	1.5%
Health Care	1.9%
Materials	2.0%
Financials	2.3%
Energy	2.3%
Consumer Discretionary	3.8%
Industrials	4.6%
Technology	7.2%
U.S. Government & Agencies	15.7%
Equity	21.5%
Money Market	21.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Treasury Portfolio, Class I	21.9%
iShares Core S&P 500 ETF	11.3%
Counterpoint Quantitative Equity ETF	10.3%
United States Treasury Bill, 3.940%, 12/11/25	9.9%
United States Treasury Bill, 3.660%, 09/03/26	5.8%
SPDR S&P 500 ETF Trust Total Return Swap, 06/02/28	1.9%
JP Morgan International Long/Short Index Basket Swap 3, 08/12/26	1.6%
JP Morgan International Long/Short Index Basket Swap 2, 08/12/26	1.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	0.8%
JP Morgan International Long/Short Index Basket Swap, 08/24/26	0.4%

C000146567
Shareholder Report [Line Items]
Fund Name	Counterpoint Tactical Income Fund
Class Name	Class A
Trading Symbol	CPATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Counterpoint Tactical Income Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-273-8637
Additional Information Website	https://counterpointfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$173	1.69%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.69%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 2,066,769,499
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 24,171,097
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,066,769,499
Number of Portfolio Holdings	34
Advisory Fee (net of waivers)	$24,171,097
Portfolio Turnover	94%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	31.0%
Money Market Funds	13.2%
Open End Funds	44.3%
U.S. Government & Agencies	11.5%

Asset Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-8.8%
Money Market Funds	1.8%
U.S. Government & Agencies	12.5%
Collateral for Securities Loaned	12.6%
Fixed Income	81.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Broad USD High Yield Corporate Bond ETF	22.7%
iShares iBoxx $ High Yield Corporate Bond ETF	10.9%
T Rowe Price High Yield Fund, Inc., Class I	9.0%
JPMorgan High Yield Fund, Class I	8.3%
Principal High Yield Fund, Institutional Class	8.1%
Eaton Vance Income Fund of Boston, Institutional Class	8.1%
United States Treasury Note, 3.625%, 08/31/27	7.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	6.8%
BlackRock Liquidity FedFund, Institutional Class	4.8%
BrandywineGLOBAL High Yield Fund, Class I	4.4%

C000146568
Shareholder Report [Line Items]
Fund Name	Counterpoint Tactical Income Fund
Class Name	Class C
Trading Symbol	CPCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Counterpoint Tactical Income Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-273-8637
Additional Information Website	https://counterpointfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$248	2.44%

Expenses Paid, Amount	$ 248
Expense Ratio, Percent	2.44%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 2,066,769,499
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 24,171,097
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,066,769,499
Number of Portfolio Holdings	34
Advisory Fee (net of waivers)	$24,171,097
Portfolio Turnover	94%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	31.0%
Money Market Funds	13.2%
Open End Funds	44.3%
U.S. Government & Agencies	11.5%

Asset Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-8.8%
Money Market Funds	1.8%
U.S. Government & Agencies	12.5%
Collateral for Securities Loaned	12.6%
Fixed Income	81.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Broad USD High Yield Corporate Bond ETF	22.7%
iShares iBoxx $ High Yield Corporate Bond ETF	10.9%
T Rowe Price High Yield Fund, Inc., Class I	9.0%
JPMorgan High Yield Fund, Class I	8.3%
Principal High Yield Fund, Institutional Class	8.1%
Eaton Vance Income Fund of Boston, Institutional Class	8.1%
United States Treasury Note, 3.625%, 08/31/27	7.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	6.8%
BlackRock Liquidity FedFund, Institutional Class	4.8%
BrandywineGLOBAL High Yield Fund, Class I	4.4%

C000146569
Shareholder Report [Line Items]
Fund Name	Counterpoint Tactical Income Fund
Class Name	Class I
Trading Symbol	CPITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Counterpoint Tactical Income Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-273-8637
Additional Information Website	https://counterpointfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$147	1.44%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.44%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 2,066,769,499
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 24,171,097
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,066,769,499
Number of Portfolio Holdings	34
Advisory Fee (net of waivers)	$24,171,097
Portfolio Turnover	94%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	31.0%
Money Market Funds	13.2%
Open End Funds	44.3%
U.S. Government & Agencies	11.5%

Asset Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-8.8%
Money Market Funds	1.8%
U.S. Government & Agencies	12.5%
Collateral for Securities Loaned	12.6%
Fixed Income	81.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Broad USD High Yield Corporate Bond ETF	22.7%
iShares iBoxx $ High Yield Corporate Bond ETF	10.9%
T Rowe Price High Yield Fund, Inc., Class I	9.0%
JPMorgan High Yield Fund, Class I	8.3%
Principal High Yield Fund, Institutional Class	8.1%
Eaton Vance Income Fund of Boston, Institutional Class	8.1%
United States Treasury Note, 3.625%, 08/31/27	7.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	6.8%
BlackRock Liquidity FedFund, Institutional Class	4.8%
BrandywineGLOBAL High Yield Fund, Class I	4.4%

C000200261
Shareholder Report [Line Items]
Fund Name	Counterpoint Tactical Municipal Fund
Class Name	Class A
Trading Symbol	TMNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Counterpoint Tactical Municipal Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.
Additional Information Phone Number	1-844-273-8637
Additional Information Website	https://counterpointfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$118	1.18%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.18%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Jun. 11, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 287,976,510
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 2,100,042
InvestmentCompanyPortfolioTurnover	360.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$287,976,510
Number of Portfolio Holdings	20
Advisory Fee	$2,100,042
Portfolio Turnover	360%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	6.4%
Money Market Funds	0.7%
Open End Funds	92.9%

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.2%
Money Market Funds	0.2%
Collateral for Securities Loaned	0.5%
Fixed Income	98.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco High Yield Municipal Fund, Class Y	36.9%
PIMCO High Yield Municipal Bond Fund, Institutional Class	29.9%
Russell Tax Exempt High Yield Bond Fund, Class S	11.9%
Nuveen High Yield Municipal Bond Fund, Class I	6.7%
VanEck High Yield Muni ETF	6.3%
Goldman Sachs High Yield Municipal Fund, Institutional Class	2.7%
Invesco Rochester Municipal Opportunities Fund, Class Y	2.5%
AB High Income Municipal Portfolio, Advisor Class	1.0%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class	0.2%
BlackRock Liquidity FedFund, Institutional Class	0.2%

C000200262
Shareholder Report [Line Items]
Fund Name	Counterpoint Tactical Municipal Fund
Class Name	Class C
Trading Symbol	TMNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Counterpoint Tactical Municipal Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.
Additional Information Phone Number	1-844-273-8637
Additional Information Website	https://counterpointfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$192	1.93%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.93%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Jun. 11, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 287,976,510
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 2,100,042
InvestmentCompanyPortfolioTurnover	360.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$287,976,510
Number of Portfolio Holdings	20
Advisory Fee	$2,100,042
Portfolio Turnover	360%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	6.4%
Money Market Funds	0.7%
Open End Funds	92.9%

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.2%
Money Market Funds	0.2%
Collateral for Securities Loaned	0.5%
Fixed Income	98.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco High Yield Municipal Fund, Class Y	36.9%
PIMCO High Yield Municipal Bond Fund, Institutional Class	29.9%
Russell Tax Exempt High Yield Bond Fund, Class S	11.9%
Nuveen High Yield Municipal Bond Fund, Class I	6.7%
VanEck High Yield Muni ETF	6.3%
Goldman Sachs High Yield Municipal Fund, Institutional Class	2.7%
Invesco Rochester Municipal Opportunities Fund, Class Y	2.5%
AB High Income Municipal Portfolio, Advisor Class	1.0%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class	0.2%
BlackRock Liquidity FedFund, Institutional Class	0.2%

C000200263
Shareholder Report [Line Items]
Fund Name	Counterpoint Tactical Municipal Fund
Class Name	Class I
Trading Symbol	TMNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Counterpoint Tactical Municipal Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.
Additional Information Phone Number	1-844-273-8637
Additional Information Website	https://counterpointfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$92	0.93%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.93%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Jun. 11, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 287,976,510
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 2,100,042
InvestmentCompanyPortfolioTurnover	360.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$287,976,510
Number of Portfolio Holdings	20
Advisory Fee	$2,100,042
Portfolio Turnover	360%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	6.4%
Money Market Funds	0.7%
Open End Funds	92.9%

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.2%
Money Market Funds	0.2%
Collateral for Securities Loaned	0.5%
Fixed Income	98.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco High Yield Municipal Fund, Class Y	36.9%
PIMCO High Yield Municipal Bond Fund, Institutional Class	29.9%
Russell Tax Exempt High Yield Bond Fund, Class S	11.9%
Nuveen High Yield Municipal Bond Fund, Class I	6.7%
VanEck High Yield Muni ETF	6.3%
Goldman Sachs High Yield Municipal Fund, Institutional Class	2.7%
Invesco Rochester Municipal Opportunities Fund, Class Y	2.5%
AB High Income Municipal Portfolio, Advisor Class	1.0%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class	0.2%
BlackRock Liquidity FedFund, Institutional Class	0.2%